Other financial assets - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cardon IV SA
Other financial assets
Proportion of ownership interest in joint venture	50.00%
Financing receivables held for operating purposes | Euro
Other financial assets
Other financial assets	€ 178
Financing receivables held for operating purposes | US Dollars
Other financial assets
Other financial assets	1,024
Financing receivables held for operating purposes | beyond 5 years
Other financial assets
Other financial assets	771	€ 1,018
Financing receivables held for operating purposes | Cardon IV SA
Other financial assets
Other financial assets	383	€ 563
Financing receivables held for operating purposes | Exploration & Production
Other financial assets
Other financial assets	883
Non-current financing receivables held for operating purposes
Other financial assets
Fair value	€ 953
Non-current financing receivables held for operating purposes | Minimum
Other financial assets
Discount rate applied to cash flow projections	(0.50%)	(0.30%)
Non-current financing receivables held for operating purposes | Maximum
Other financial assets
Discount rate applied to cash flow projections	1.40%	2.00%
Securities held for operating purposes
Other financial assets
Financial assets pledged as collateral for liabilities or contingent liabilities	€ 20	€ 20
Securities held for operating purposes | Maximum
Other financial assets
Maturity of securities held for operating purposes	5 years